Organization and principal activities (Liquidity) (Details) ¥ in Thousands, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($) shares
Debt Instrument [Line Items]
Net current liabilities | ¥	¥ 2,816,897
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	1,887,849	$ 272,143	¥ 198,538	¥ 606,717
Net Income (Loss) Attributable to Parent	(783,764)	(112,982)	(1,573,640)	¥ 139,433
Accumulated deficit	(3,070,735)		¥ (2,302,688)		$ (442,660)
China Merchants Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal	1,138,222	167,500
Debt Instrument, Periodic Payment, Interest	¥ 42,072	$ 6,288
Class B Ordinary Shares [Member]
Debt Instrument [Line Items]
Shares Pledged as Collateral | shares	12.4				12.4
Debt Instrument, Collateral Amount	¥ 1,780,955				$ 275,000